Description of the Business	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business
Note A—Description of the Business
BigBear.ai Holdings, Inc. (
“BigBear.ai”
or the
“Company”
) is a leader in the use of Artificial Intelligence (
“AI”
) and Machine Learning (
“ML”
) for decision support. Our products and services are widely used by government agencies in the United States to support many of the nation’s most critical defense and intelligence capabilities. We also support several commercial customers by integrating our solutions to turn data into actionable information for operational decision making. Unless otherwise indicated, references to “we”, “us” and “our” refer collectively to BigBear.ai Holdings, Inc. and its consolidated subsidiaries. We operate in two reportable segments: Cyber & Engineering and Analytics.
On December 7, 2021, the previously announced merger (
“Merger”
) with GigCapital4, Inc. (
“GigCapital4”
) was consummated pursuant to the business combination agreement (the
“Agreement”
) dated June 4, 2021, as amended in July 2021 and December 2021, by and between GigCapital4 Merger Sub Corporation (the
“Merger Sub”
), a wholly owned subsidiary of GigCapital4, BigBear.ai Holdings, and Parent. Immediately prior to the stockholder vote for the Merger, GigCapital4 executed a series of Forward Share Purchase Agreements (
“FPAs”
) with certain investors. Included within the FPAs is a provision that each of the participants would not redeem their shares and instead would hold the shares for a period of up to three months following the consummation of the Merger, at which time they will have the right to sell the shares to the Company for $10.15 per share. Upon the closing of the Merger, GigCapital4 was renamed to BigBear.ai, Holdings Inc., the SEC registrant. As a result of the Merger, the Company received aggregate gross proceeds of $101,958 from GigCapital4’s trust account and PIPE Proceeds, and issued $200,000 of unsecured convertible notes that are convertible into 17,391,304 shares of the Company’s common stock at an initial Conversion Price of $11.50 (refer to Note F—Debt for detail). Proceeds from the Merger were partially used to fund the $114,393 repayment of the Antares Loan and Merger transaction costs and other costs paid through the funds flow of $9,802, consisting of marketing, legal and other professional fees.
The Merger is accounted for as a reverse recapitalization in which GigCapital4 is treated as the acquired company. For accounting purposes, the Merger is treated as the equivalent of BigBear.ai Holdings issuing equity for the net assets of GigCapital4 followed by a recapitalization. A reverse recapitalization does not result in a new basis of accounting, and the consolidated financial statements of the combined entity (BigBear.ai) represent the continuation of the consolidated financial statements of BigBear.ai Holdings in many respects.
Immediately prior to the closing of the Merger, but following the consummation of GigCapital4’s domestication to a Delaware corporation, the authorized capital stock of GigCapital4 consisted of 501,000,000 shares, including (i) 500,000,000 shares of common stock and (ii) 1,000,000 shares of preferred stock. 135,566,227 shares of common stock and no shares of the preferred stock were outstanding as of December 31, 2021. At the effective time of the Merger, 100 units of BigBear.ai Holdings were cancelled and automatically deemed for all purposes to represent the Parent’s right to receive, in the aggregate, $75 million in cash and shares in GigCapital4, and Parent exchanged its 100 units of BigBear.ai Holdings for 105,000,000 shares of BigBear.ai’s common stock. In addition, 8,000,000 shares of PIPE financing were issued and 1,495,320 shares were issued to certain advisors. AE Industrial Partners, LP (
“AE”
) became the majority stockholder of the Company, via its ownership of PCISM Ultimate Holdings, LLC (subsequently renamed to BBAI Ultimate Holdings, LLC,
“Parent”
), following the close of the Merger (83.5%).

Note A—Description of the Business

Affiliates of AE Industrial Partners Fund II, LP (“AE”), a private equity firm specializing in aerospace, defense, space and government services, power generation, and specialty industrial markets, formed a series of acquisition vehicles on May 22, 2020, which included Lake Parent, LLC (“Lake Parent”), BigBear.ai Holdings, LLC, (“BigBear.ai Holdings” or “Successor”, formerly known as Lake Intermediate, LLC), BigBear.ai Intermediate Holdings, LLC (“BigBear.ai Intermediate”, formerly known as Lake Finance, LLC) and BigBear.ai, LLC, (“BigBear.ai”, formerly known as Lake Acquisition, LLC) with Lake Parent being the top holding company. BigBear.ai and BigBear.ai Intermediate are wholly owned subsidiaries of BigBear.ai Holdings.
On June 19, 2020, BigBear.ai acquired NuWave Solutions, LLC (“NuWave”). Subsequently, NuWave entered into an agreement with Open Solutions Group, LLC (“Open Solutions”) to acquire 100% o
f its equity on December 2, 2020. On December 21, 2020, BigBear.ai acquired the Government Services division of ProModel Government Solutions, Inc. (“ProModel”)
.
Separately, AE also formed a series of acquisition vehicles on October 8, 2020 which included PCISM Ultimate Holdings, LLC (subsequently renamed to BBAI Ultimate Holdings, LLC, “Parent”), PCISM Holdings, LLC, PCISM Intermediate Holdings, LLC, and PCISM Intermediate II Holdings, LLC. On October 23, 2020, Parent acquired PCI Strategic Management, LLC (“PCI” or “Predecessor”).
On December 21, 2020, NuWave acquired 100% of the equity of PCI in a series of transactions which resulted in BigBear.ai Holdings being a wholly owned subsidiary of Parent. These transactions left Lake Parent with no assets or operations, and it was dissolved.
BigBear.ai Holdings includes the Predecessor, which is comprised of PCI prior to its acquisition date, and the Successor, including NuWave, PCI, Open Solutions and ProModel after the acquisition of each, respectively. The Company offers a comprehensive suite of solutions including artificial intelligence (“AI”) and machine learning (“ML”), data science, advanced analytics, offensive and defensive cyber, data management, cloud solutions, digital engineering, and systems integration.
On December 7, 2021, the previously announced merger (“Merger”) with GigCapital4, Inc. (“GigCapital4”) was consummated pursuant to the business combination agreement (the “Agreement”) dated June 4, 2021, as amended in July 2021 and December 2021, by and between GigCapital4 Merger Sub Corporation (the “Merger Sub”), a wholly owned subsidiary of GigCapital4, BigBear.ai Holdings, and Parent. Immediately prior to the stockholder vote for the Merger, GigCapital4 executed a series of Forward Share Purchase Agreements (“FPAs”) with certain investors. Included within the FPAs is a provision that each of the participants would not redeem their shares and instead would hold the shares for a period of up to three months following the consummation of the Merger, at which time they will have the right to sell the shares to the Company for $10.15 per share. Upon the closing of the Merger, GigCapital4 was renamed to BigBear.ai, Holdings Inc. (“BigBear.ai” or the “Company”), the SEC registrant. As a result of the Merger, the Company received aggregate gross proceeds of $101,958 from GigCapital4’s trust account and PIPE Proceeds, and issued $200,000 of unsecured convertible notes that are convertible into 17,391,304 shares of the Company’s common stock at an initial Conversion Price of $11.50 (refer to
Note I
for detail). Proceeds from the Merger were partially used to fund the $114,393 repayment of the Antares Loan and Merger transaction costs and other costs paid through the funds flow of $9,802, consisting of marketing, legal and other professional fees.
The Merger is accounted for as a reverse recapitalization in which GigCapital4 is treated as the acquired company. For accounting purposes, the Merger is treated as the equivalent of BigBear.ai Holdings issuing equity for the net assets of GigCapital4 followed by a recapitalization. A reverse recapitalization does not result in a new basis of accounting, and the consolidated financial statements of the combined entity (BigBear.ai) represent the continuation of the consolidated financial statements of BigBear.ai Holdings in many respects.
Immediately prior to the closing of the Merger, but following the consummation of the GigCapital4’s domestication to a Delaware corporation, the authorized capital stock of GigCapital4 consisted of 501,000,000 shares, including (i) 500,000,000 shares of common stock and (ii) 1,000,000 shares of preferred stock. 135,566,227 shares of common stock and no shares of the preferred stock were outstanding as of December 31, 2021. At the effective time of the Merger, 100 units of BigBear.ai Holdings were cancelled and automatically deemed for all purposes to represent the Parent’s right to receive, in the aggregate, $75 million in cash and shares in GigCapital4, and Parent exchanged its 100 units of BigBear.ai Holdings for 105,000,000 shares of BigBear.ai’s common stock. In addition, 8,000,000 shares of PIPE financing were issued and 1,495,320 shares were issued to certain advisors. AE became the majority stockholder of the Company, via its ownership of Parent, following the close of the Merger (83.5%).